Income Tax (Details) - Schedule of Net Deferred Tax Assets - Clean Earth Acquisitions Corp [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) - Schedule of Net Deferred Tax Assets [Line Items]
Capitalized start-up costs	$ 499,651
Net operating loss carryforward
Total deferred tax assets	499,651
Valuation allowance	(499,651)	$ (534)
Deferred tax assets